Organization and Going Concern (Details Narrative) - USD ($)	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Organization And Going Concern Details Narrative
Accumulated deficit	$ (33,676,327)	$ (29,039,014)
Cash and cash equivalents	$ 2,509,215	$ 228,465	$ 785,237